Consolidated Statements of Operations - USD ($) $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 30,578	$ 57,007	$ 149,739	$ 114,620
Cost of revenue	20,780	31,026	114,066	89,311
Gross profit	9,798	25,981	35,673	25,309
Operating expenses:
Sales and marketing	4,300	9,334	13,176	17,711
Research and development	6,862	9,555	11,240	13,290
General and administrative	8,076	9,195	31,623	29,492
Transaction expenses		5,694	672	1,005
Total operating expense	19,238	33,778	56,711	61,498
Loss from operations	(9,440)	(7,797)	(21,038)	(36,189)
Loss on warrant and derivative remeasurement		(7,222)
Interest income (expense), net	(1,744)	(2,363)	(7,874)	(6,840)
Gain (loss) on disposal of assets	(5)	12	(8)	(7)
Gain on fair value remeasurement of contingent consideration			271
Gain on sale of equity method investment		1,800
Gain (loss) on foreign currency	170	147	114	(2,537)
Total other income (expenses)	(1,579)	(7,626)	(7,497)	(9,384)
Loss before income taxes	(11,019)	(15,423)	(28,535)	(45,573)
Income tax benefit (expense)	1,258	(104)	(1,813)	5,366
Net loss	$ (9,761)	$ (15,527)	$ (30,348)	$ (40,207)
Net loss per common share:
Basic and diluted	$ (5.38)	$ (5.20)	$ (16.20)	$ (21.97)
Weighted average common shares outstanding:
Basic and diluted	1,812,601	2,983,170	1,873,423	1,829,947